FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
FINANCIAL RISK MANAGEMENT [abstract]
Disclosure of financial risk management

3           FINANCIAL RISK MANAGEMENT

3.1        Financial risk factor

The Group’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, cash flow and fair value interest rate risk and other price risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimize the potential adverse effects on the financial performance of the Group.

(a)           Market risk

(i)            Foreign currency risk

The Group mainly operates in the PRC with most of the transactions settled in RMB. RMB is also the functional and presentation currency of the Group. RMB is not freely convertible into other foreign currencies. The conversion of RMB denominated balances into foreign currencies is subject to the rates and regulations of foreign exchange control promulgated by the PRC government. Any foreign currency denominated monetary assets and liabilities other than in RMB would subject the Group to foreign exchange exposure.

The Group’s objective of managing the foreign currency risk is to minimize potential adverse effects arising from foreign transaction movements. Depending on volatility of specific foreign currency being exposed, measures are taken by management to manage the foreign currency positions.

The following table shows the Group’s foreign currency denominated monetary assets (in RMB thousands equivalent):

	Currency	As at December 31
Monetary assets	denomination	2019	2018

Cash and cash equivalents	HKD	88,892	77,608
Cash and cash equivalents	USD	8	54
Other receivables	HKD	713	416
		89,613	78,078

The Group may experience a loss as a result of any foreign currency exchange rate fluctuations in connection with monetary assets shown above. The Group has not used any means to hedge the exposure.

As at December 31, 2019, if RMB had weakened/strengthened by 5% against the HKD with all other variables held constant, profit after tax for the year would have been RMB3,360,000 (2018: RMB2,926,000) higher/lower, mainly as a result of foreign exchange gains/losses on translation of HKD-denominated cash in banks. The impact of exchange fluctuations of USD is not expected to be significant.

(ii)           Cash flow and fair value interest rate risk

Other than deposits held in banks and long-term receivable, the Group does not have significant interest-bearing assets or liabilities. The average interest rate of deposits held in banks in the PRC throughout the year was approximately 1.53% (2018: 1.62%) per annum. Any change in the interest rate promulgated by the People’s Bank of China from time to time is not considered to have a significant impact to the Group.

As at December 31, 2018 and 2019, the Group had no interest bearing debts, which may expose the Group to any interest rate risk.

(iii)          Other price risk

The Group’s exposure to price risk arises from equity investments held by the Group and classified as FVOCI (note 15).

As at December 31, 2019, if the expected price of the equity investments held by the Group increased/decreased by 5% with all other variables held constant, other comprehensive income for the year would have been RMB13,164,000 (2018: RMB12,047,000) higher/lower.

(b)           Credit risk

Credit risk arises from cash and cash equivalents, short-term deposits, trade and other receivables (excluding prepayments) and long-term receivable.

(i)            Risk management

The credit quality of financial assets that are neither past due nor impaired can be analyzed by the identity of counterparties as follows:

	2019	2018
	RMB’000	RMB’000
Trade receivables
Due from Guangzhou Railway Group and its subsidiaries	1,777,513	1,756,816
Due from CSRG Group (excluding Guangzhou Railway Group and its subsidiaries)	948,024	665,009
Due from third parties	833,305	613,105
	3,558,842	3,034,930

	2019	2018
	RMB’000	RMB’000
Other receivables excluding prepayments
Due from Guangzhou Railway Group and its subsidiaries	22,031	1,880
Due from CSRG Group (excluding Guangzhou Railway Group and its subsidiaries)	48,418	1,149
Due from third parties	240,025	289,387
	310,474	292,416

	2019	2018
	RMB’000	RMB’000

Long-term receivable
Due from a third party	26,103	28,354

For trade and other receivables, management performs ongoing credit evaluations of its customers/debtors’ financial condition and generally does not require collateral from the customers/debtors. After assessing the expected realizability and timing for collection of the outstanding balances, the Group maintains a provision for impairment of receivables and actual losses incurred have been within management’s expectation.

	2019	2018
	RMB’000	RMB’000

Cash at bank and short-term deposits
Placed in listed banks in the PRC	1,562,334	1,847,723

Cash and short term deposits are placed with reputable banks. There was no recent history of default of cash and cash equivalents and short-term deposits from such financial institutions. There were no other financial assets carrying a significant exposure to credit risk. None of the financial assets that are fully performing has been renegotiated in the current year.

(i)            Impairment of financial assets

The Group has three types of financial assets that are subject to the expected credit loss model: trade receivables, other receivables and long-term receivable.

While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

Trade receivables

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables.

The Group categorizes the trade receivables into the following portfolios based on credit risk characteristics:

•Portfolio 1: receivable incurred from revenues collected and settled through the CSRG;

•Portfolio 2: receivable incurred from revenue from railway operation;

•Portfolio 3: receivable incurred from revenue other than railway operation and revenues collected    and settled without the CSRG; and

•Portfolio 4: bank acceptance that represents lower credit risk.

Provision for credit losses are recognized on the basis of exposure at default and ECL rates which include consideration of historical credit loss experience, current status and forward-looking information.

	As at December 31, 2019			As at December 31, 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Portfolio 1	232,848	-	-	248,481	-	-
Portfolio 2	4,033,727	1.42%	(57,201)	3,560,959	1.66%	(58,945)
Portfolio 3	196,694	2.00%	(3,934)	113,389	2.00%	(2,267)
Portfolio 4	99,950	-	-	-	-	-
	4,563,219		(61,135)	3,922,829		(61,212)

The loss provision for trade receivables as at December 31 reconciles to the opening loss provision as follows:

	Trade receivables
	2019 RMB’000	2018 RMB’000

Opening loss provision as at January 1	61,212	66,907
Receivables written off during the year as uncollectible	(77)	(6)
Reversal of impairment loss provision	-	(5,689)
Closing loss provision at December 31	61,135	61,212

Other financial assets at amortized cost

Other financial assets at amortized cost include other receivables, and long-term receivable.

Impairment on other receivables and long-term receivable is measured as either 12-month expected credit losses or lifetime expected credit loss, depending on whether there has been a significant increase in credit risk since the initial recognition. If a significant increase in credit risk of a deposit or receivable has occurred since the initial recognition, then the impairment is measured as lifetime expected credit losses.

On that basis, the loss provision as at December 31, 2018 and 2019 for other receivables was as follows (in RMB thousands):

	As at December 31, 2019			As at December 31, 2018
	Carrying amount	ECL rates	Loss provision	Carrying amount	ECL rates	Loss provision

Stage 1	250,863	2.38%	(5,959)	317,224	1.88%	(5,959)
Stage 2	-	-		-	-	-
Stage 3	4,631	100%	(4,631)	4,631	100%	(4,631)
	255,494		(10,590)	321,855		(10,590)

Impairment losses on trade and other receivables and long-term receivable are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

(c)           Liquidity risk

Prudent liquidity risk management includes maintaining sufficient cash and the ability to close out market positions. Management monitors rolling forecasts of the Group’s liquidity reserves (comprising cash and cash equivalents) on the basis of expected cash flows.

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances, as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years	Over 5 years	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000

At December 31, 2019
Trade and other payables excluding non-financial liabilities	2,683,828	-	-	2,683,828
Payables for fixed assets and construction-in-progress	1,802,592	-	-	1,802,592
Lease liabilities	58,490	233,960	4,796,180	5,088,630
Dividends payable	12,890	-	-	12,890
	4,557,800	233,960	4,796,180	9,587,940

At December 31, 2018
Trade and other payables excluding non-financial liabilities	2,631,433	-	-	2,631,433
Payables for fixed assets and construction-in-progress	2,441,647	-	-	2,441,647
Dividends payable	12,894	-	-	12,894
	5,085,974	-	-	5,085,974

3.2        Capital risk management

The Group’s objectives ofmanaging capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholdersand to maintain an optimal capital structure to reduce the cost of capital.

As at December 31, 2018 and 2019, the Group has no short-term loan, long-term loan, bond payable or long-term payable. Management considered that such capital structure is appropriate.

3.3        Fair value estimation

According to amendment to IFRS 7 for financial instruments that are measured in the balance sheet at fair value, it requires disclosure of fair value measurements by level of following fair value measurement hierarchy:

•                     Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

•                     Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

•                     Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

As at December 31, 2019 and 2018, the Group did not have any financial instruments that were measured at fair value except for FVOCI (note 15).

The following table presents the Group's assets that are measured at fair value at December 31, 2019:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	351,045	351,045

The following table presents the Group's assets that are measured at fair value at December 31, 2018:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Assets
Financial assets at FVOCI	-	-	321,246	321,246

There were no transfers between levels 1, 2 and 3 or changes in valuation techniques during the year. There were no gains/(losses) recognized for the year ended December 31, 2019.

Financial assets and liabilities of the Group measured at amortized cost include trade and other receivables, long-term receivable, short-time deposits, cash and cash equivalents, and trade and other payables, of which the fair values approximate their carrying amounts.